Contents of Significant Accounts - Defined Benefit Plan Recognized on the Consolidated Balance Sheets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure Of Defined Benefit Plans [Abstract]
Present value of the defined benefit obligation	$ (5,106,623)		$ (5,458,333)
Fair value of plan assets	2,237,221		1,581,012
Funded status	(2,869,402)		(3,877,321)
Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$ (2,869,402)	$ (93,375)	$ (3,877,321)